Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share
Profit (loss)	€ (160,958)	€ (227,065)	€ (170,381)
Profit (loss), attributable to non-controlling interests	(30)	(376)	(310)
Profit (loss), attributable to ordinary equity holders of parent entity	€ (160,928)	€ (226,689)	€ (170,071)
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average number of shares for basic and diluted EPS	160,697,588	140,655,697	94,963,796
Basic and diluted earnings (loss) per share	€ (1.00)	€ (1.61)	€ (1.79)
Share options	5,252,152	8,004,121	6,414,549